Document And Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity Registrant Name	Whitehawk Therapeutics, Inc.
Entity Central Index Key	0001422142
Entity Emerging Growth Company	false
Entity File Number	001-38560
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	2 Headquarters Plaza, East Building
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	551
Local Phone Number	321-2234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	WHWK
Security Exchange Name	NASDAQ